Certain risks and concentration - Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries - Balance sheet (Detail) - USD ($) $ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Current assets:
Cash and cash equivalents		$ 162,465	$ 122,930
Short-term investments		102,847	196,538
Accounts receivable, net		27,533	19,391
Due from related parties		1,658	1,137
Inventories		5,537	12,667
Prepayments and other current assets		16,543	10,236
Total current assets		316,583	362,899
Non-current assets:
Deferred tax assets		1,118	5,690
Property and equipment, net		38,770	21,903
Construction in progress		18,461	6,775
Intangible assets, net		9,426	9,991
Goodwill		20,382	20,717
Other long-term prepayments		313	593
Right-of-use assets		8,747	11,819
Retricted cash		2,983
Total assets		424,687	455,431
Current liabilities:
Accounts payable (note a)		24,213	22,629
Due to related party		5,002	5,234
Contract liabilities and deferred income, current portion		31,988	30,295
Accrued liabilities and other payables (note b)		42,840	44,065
Lease liabilities, current portion		4,693
Total current liabilities		111,286	108,035
Non-current liabilities:
Contract liabilities and deferred income, non-current portion	[1]	1,223	1,850
Deferred tax liabilities		1,179	1,366
Lease liabilities, non-current portion		4,132
Bank borrowings		11,324
Total liabilities		129,144	111,251
Variable Interest Entity, Primary Beneficiary [Member]
Current assets:
Cash and cash equivalents		34,847	47,695
Short-term investments		292	10,272
Accounts receivable, net		30,686	20,168
Due from related parties		1,644	1,123
Inventories		5,330	12,332
Prepayments and other current assets		20,747	14,518
Total current assets		93,546	106,108
Non-current assets:
Equity method investments		5,337	18,325
Deferred tax assets		985	5,033
Property and equipment, net		19,956	14,604
Construction in progress		18,461	6,775
Intangible assets, net		9,426	9,991
Goodwill		20,382	20,717
Other long-term prepayments		313	593
Right-of-use assets		8,619
Retricted cash		2,983
Total non-current assets		86,462	76,038
Total assets		180,008	182,146
Current liabilities:
Accounts payable (note a)		45,162	48,276
Due to related party		2	298
Contract liabilities and deferred income, current portion		31,988	29,794
Income tax payable		2,436	2,437
Accrued liabilities and other payables (note b)		191,406	158,288
Held-for-sale liabilities			3,309
Lease liabilities, current portion		4,621
Total current liabilities		275,615	242,402
Non-current liabilities:
Contract liabilities and deferred income, non-current portion		1,223	1,850
Deferred tax liabilities		1,179	1,366
Lease liabilities, non-current portion		4,073
Bank borrowings		11,324
Total non-current liabilities		17,799	3,216
Total liabilities		$ 293,414	$ 245,618

[1]	As of December 31, 2019, the non-current portion consists of membership subscription of USD 781,000 (2018: USD 517,000),and government grants of USD 442,000 (2018: USD 1,333,000).